UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-9361

                       OPPENHEIMER TRINITY CORE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended July 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Over the 12-month period ended July 31, 2003, the Fund's performance was driven primarily by the stock market's broadly based upward trend. The Fund not only participated in the market's rise, it exceeded the market's performance in 7 out of the 11 sectors comprising the Fund.
   At the same time, the Fund remained true to its disciplined and systematic investment process. It was essentially fully invested in equities at all times, holding only stocks listed in the S&P 500 Index and maintaining portfolio sector weights generally reflecting those of the Index. Our buy, hold and sell decisions remained based on our computer-based modeling tools, which includes more than 60 stock ranking and valuation techniques. Higher-ranked stocks were purchase candidates, while lower-ranked stocks were either avoided or underweighted.
   The Fund achieved its best absolute performance in the financial services area. Strong holdings included a variety of money-center and regional banks, such as FleetBoston Financial Corp., Wells Fargo & Co. and Fifth Third Bancorp, which benefited from a mortgage-refinancing boom fueled by low interest rates. In another area of financial services, the Fund realized particularly good returns from its significant investment in Capital One Financial Corp., a consumer finance company that rebounded from unusually low valuations reached in October 2002. Fortunate timing in the purchase and sale of investment banking firm Morgan Stanley further enhanced the Fund's performance. These gains more than compensated for disappointments generated by a small number of financial services holdings, including Household International, Inc. and Freddie Mac (Federal Home Loan Mortgage Corporation).
   Although capital goods stocks declined in the S&P 500 Index, the Fund delivered positive relative performance in the area on the strength of several investment decisions. Returns benefited from our decision to hold a relatively small position in General Electric Co., which reported weaker-than-expected earnings. Mild advances in other investments, such as Rockwell Automation, Inc., enabled the Fund to post gains in the capital goods sector.
   A small number of holdings in other areas also made significant contributions to the good relative performance for the period. The Fund benefited from its underweight position in Altria Group, Inc., the parent company of Phillip Morris and Kraft Foods. An overweighted position in Nextel Communications, Inc., a wireless communications utility that nearly tripled in value during the period, boosted returns as well.


5  |  OPPENHEIMER TRINITY CORE FUND

FUND PERFORMANCE DISCUSSION

   On the other hand, investments in a small number of industry areas undermined the Fund's relative performance. In technology, previously beaten-down stocks, many with weak underlying fundamentals, provided some of the area's greatest gains. Since such stocks generally failed to meet our investment criteria, they were not held by the Fund when they rose. We also sold one holding, technology consultancy firm Electronic Data Systems Corp., for a significant loss after the company issued disappointing earnings reports toward the end of 2002. These disappointments undercut strong performance from other technology holdings, such as Intel Corp. and Micron Technology, Inc. Relatively weak performance among consumer cyclical holdings, including Interpublic Group of Companies, Inc.; Best Buy Co., Inc.; and Sears Roebuck & Co., also hurt the Fund's performance compared to its benchmark, as did the bankruptcy of TXU Corp., an energy holding.
   While the Fund's disciplined investment approach remained essentially unchanged, we continued to refine our library of stock ranking models with the intent of enhancing the effectiveness of our approach during the period. The Fund's portfolio holdings, allocations and strategies are subject to change.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2003. The performance for Class A, B, C and Y shares is measured from inception of each class on September 1, 1999. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B, Class C and Class N shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of Standard & Poor's 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments may not be limited to those investments found in the index.

6  |  OPPENHEIMER TRINITY CORE FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Core Fund (Class A)
     Standard & Poor's 500 Index

[LINE CHART]
                                       S & P 500
           Value of Investment            Index
Date             In Fund           Reinvested Monthly

09/01/1999         $9,425             $10,000
10/31/1999          9,161              10,341
01/31/2000          9,083              10,611
04/30/2000          9,631              11,084
07/31/2000          9,725              10,951
10/31/2000          9,517              10,970
01/31/2001          9,026              10,515
04/30/2001          8,526               9,647
07/31/2001          8,290               9,382
10/31/2001          7,299               8,240
01/31/2002          7,818               8,819
04/30/2002          7,553               8,430
07/31/2002          6,420               7,167
10/31/2002          6,166               6,996
01/31/2003          6,014               6,790
04/30/2003          6,468               7,309
07/31/2003          7,015               7,929

Average Annual Total Returns of Class A Shares of the Fund at 7/31/03*
1-Year 2.98%       Since Inception -8.65%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Core Fund (Class B)
     Standard & Poor's 500 Index

[LINE CHART]
                                       S & P 500
           Value of Investment            Index
Date             In Fund           Reinvested Monthly

09/01/1999         $10,000              $10,000
10/31/1999           9,710               10,341
01/31/2000           9,600               10,611
04/30/2000          10,161               11,084
07/31/2000          10,231               10,951
10/31/2000           9,991               10,970
01/31/2001           9,450               10,515
04/30/2001           8,910                9,647
07/31/2001           8,639                9,382
10/31/2001           7,598                8,240
01/31/2002           8,119                8,819
04/30/2002           7,829                8,430
07/31/2002           6,647                7,167
10/31/2002           6,367                6,996
01/31/2003           6,197                6,790
04/30/2003           6,657                7,309
07/31/2003           6,982                7,929

Average Annual Total Returns of Class B Shares of the Fund at 7/31/03*
1-Year 3.28%        Since Inception -8.76%

*See Notes on page 10 for further details.
The performance information for the Standard & Poor's 500 Index in the graphs begins on 8/31/99 for Class A, Class B, Class C and Class Y and on 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  |  OPPENHEIMER TRINITY CORE FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Core Fund (Class C)
     Standard & Poor's 500 Index

[LINE CHART]
                                       S & P 500
           Value of Investment            Index
Date             In Fund           Reinvested Monthly

09/01/1999         $10,000              $10,000
10/31/1999           9,710               10,341
01/31/2000           9,600               10,611
04/30/2000          10,170               11,084
07/31/2000          10,240               10,951
10/31/2000          10,010               10,970
01/31/2001           9,460               10,515
04/30/2001           8,920                9,647
07/31/2001           8,650                9,382
10/31/2001           7,610                8,240
01/31/2002           8,130                8,819
04/30/2002           7,840                8,430
07/31/2002           6,660                7,167
10/31/2002           6,380                6,996
01/31/2003           6,200                6,790
04/30/2003           6,670                7,309
07/31/2003           7,210                7,929

Average Annual Total Returns of Class C Shares of the Fund at 7/31/03*
1-Year 7.26%         Since Inception -8.01%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Core Fund (Class N)
     Standard & Poor's 500 Index

[LINE CHART]
                                       S & P 500
           Value of Investment            Index
Date             In Fund           Reinvested Monthly

03/01/2001         $10,000              $10,000
04/30/2001          10,146               10,094
07/31/2001           9,843                9,817
10/31/2001           8,661                8,621
01/31/2002           9,269                9,227
04/30/2002           8,965                8,821
07/31/2002           7,615                7,499
10/31/2002           7,312                7,320
01/31/2003           7,132                7,104
04/30/2003           7,672                7,647
07/31/2003           8,313                8,296

Average Annual Total Returns of Class N Shares of the Fund at 7/31/03* 1-Year 8.16% Since Inception -7.36%

*See Notes on page 10 for further details.

8  |  OPPENHEIMER TRINITY CORE FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Trinity Core Fund (Class Y)
     Standard & Poor's 500 Index

[LINE CHART]
                                       S & P 500
           Value of Investment            Index
Date             In Fund           Reinvested Monthly

09/01/1999      $10,000                 $10,000
10/31/1999        9,730                  10,341
01/31/2000        9,645                  10,611
04/30/2000       10,226                  11,084
07/31/2000       10,326                  10,951
10/31/2000       10,116                  10,970
01/31/2001        9,594                  10,515
04/30/2001        9,264                   9,647
07/31/2001        9,013                   9,382
10/31/2001        7,950                   8,240
01/31/2002        8,522                   8,819
04/30/2002        8,241                   8,430
07/31/2002        7,018                   7,167
10/31/2002        6,757                   6,996
01/31/2003        6,597                   6,790
04/30/2003        7,108                   7,309
07/31/2003        7,710                   7,929

Average Annual Total Returns of Class Y Shares of the Fund at 7/31/03*
1-Year 9.86%     Since Inception -6.43%

The performance information for the Standard & Poor's 500 Index in the graphs begins on 8/31/99 for Class A, Class B, Class C and Class Y and on 2/28/01 for Class N.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9  |  OPPENHEIMER TRINITY CORE FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. The Fund's portfolio managers are employed by the Fund's sub-advisor, Trinity Investment Management Corporation, an affiliate of OppenheimerFunds, Inc., the Fund's investment manager. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted, Class A total returns are shown net of the applicable 5.75% maximum initial sales charge.

Class B shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted, Class B total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/1/99. Unless otherwise noted Class C total returns are shown net of the 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 9/1/99. Class Y shares are only offered to certain institutional investors under special agreement with the distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

10  |  OPPENHEIMER TRINITY CORE FUND

STATEMENT OF INVESTMENTS  July 31, 2003

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Common Stocks--96.9%
--------------------------------------------------------------------------------
 Consumer Discretionary--14.3%
--------------------------------------------------------------------------------
 Auto Components--1.0%
 Johnson Controls, Inc.                                     1,000     $   96,610
--------------------------------------------------------------------------------
 Automobiles--1.9%
 Ford Motor Co.                                            10,900        120,554
--------------------------------------------------------------------------------
 General Motors Corp.                                       1,900         71,117
                                                                      ----------
                                                                         191,671

--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.3%
 Harrah's Entertainment,
 Inc. 1                                                     1,500         65,475
--------------------------------------------------------------------------------
 Wendy's International,
 Inc.                                                       2,000         58,780
                                                                      ----------
                                                                         124,255

--------------------------------------------------------------------------------
 Household Durables--1.4%
 Black & Decker Corp.                                       1,100         44,946
--------------------------------------------------------------------------------
 Centex Corp.                                                 900         65,313
--------------------------------------------------------------------------------
 Pulte Homes, Inc.                                            500         30,560
                                                                      ----------
                                                                         140,819

--------------------------------------------------------------------------------
 Internet & Catalog Retail--1.2%
 eBay, Inc. 1                                               1,100        117,920
--------------------------------------------------------------------------------
 Leisure Equipment & Products--0.7%
 Eastman Kodak Co.                                          2,400         66,312
--------------------------------------------------------------------------------
 Media--3.0%
 AOL Time Warner, Inc. 1                                    5,500         84,865
--------------------------------------------------------------------------------
 Knight-Ridder, Inc.                                          700         48,041
--------------------------------------------------------------------------------
 Omnicom Group, Inc.                                        1,100         81,268
--------------------------------------------------------------------------------
 Tribune Co.                                                1,800         84,996
                                                                      ----------
                                                                         299,170

--------------------------------------------------------------------------------
 Specialty Retail--3.2%
 AutoZone, Inc. 1                                             900         74,934
--------------------------------------------------------------------------------
 Gap, Inc. (The)                                            5,400         97,146
--------------------------------------------------------------------------------
 Sherwin-Williams Co.                                       2,000         60,000
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                                       4,100         79,745
                                                                      ----------
                                                                         311,825

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.6%
 Liz Claiborne, Inc.                                        1,800         61,974
--------------------------------------------------------------------------------
 Consumer Staples--8.5%
--------------------------------------------------------------------------------
 Beverages--1.7%
 Anheuser-Busch Cos., Inc.                                  2,800        145,096



                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Beverages Continued
 Coca-Cola Co. (The)                                          500     $   22,485
                                                                      ----------
                                                                         167,581

--------------------------------------------------------------------------------
 Food & Staples Retailing--2.9%
 Albertson's, Inc.                                          3,500         66,010
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                      3,000        167,730
--------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.                                    4,400         50,424
                                                                      ----------
                                                                         284,164

--------------------------------------------------------------------------------
 Food Products--0.4%
 General Mills, Inc.                                        1,000         45,870
--------------------------------------------------------------------------------
 Household Products--3.2%
 Colgate-Palmolive Co.                                      2,200        120,120
--------------------------------------------------------------------------------
 Procter & Gamble
 Corp. (The)                                                2,200        193,314
                                                                      ----------
                                                                         313,434

--------------------------------------------------------------------------------
 Tobacco--0.3%
 UST, Inc.                                                    800         26,600
--------------------------------------------------------------------------------
 Energy--4.3%
--------------------------------------------------------------------------------
 Oil & Gas--4.3%
 Anadarko Petroleum
 Corp.                                                      1,400         61,320
--------------------------------------------------------------------------------
 ChevronTexaco Corp.                                        2,300        165,853
--------------------------------------------------------------------------------
 ConocoPhillips                                               600         31,404
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                          4,800        170,784
                                                                      ----------
                                                                         429,361

--------------------------------------------------------------------------------
 Financials--19.4%
--------------------------------------------------------------------------------
 Commercial Banks--4.3%
 Bank of America Corp.                                        400         33,028
--------------------------------------------------------------------------------
 BB&T Corp.                                                 1,600         55,840
--------------------------------------------------------------------------------
 Charter One Financial, Inc.                                1,700         55,284
--------------------------------------------------------------------------------
 National City Corp.                                        1,900         62,605
--------------------------------------------------------------------------------
 U.S. Bancorp                                               3,500         85,820
--------------------------------------------------------------------------------
 Washington Mutual, Inc.                                    3,300        130,284
                                                                      ----------
                                                                         422,861

--------------------------------------------------------------------------------
 Diversified Financial Services--4.6%
 Citigroup, Inc.                                            4,500        201,600
--------------------------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.                                             1,500         94,905
--------------------------------------------------------------------------------
 Morgan Stanley                                             3,400        161,296
                                                                      ----------
                                                                         457,801


11  |  OPPENHEIMER TRINITY CORE FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Insurance--7.2%
 ACE Ltd.                                                   2,400     $   79,176
--------------------------------------------------------------------------------
 Allstate Corp.                                               900         34,227
--------------------------------------------------------------------------------
 American International
 Group, Inc.                                                4,500        288,900
--------------------------------------------------------------------------------
 MBIA, Inc.                                                   500         25,310
--------------------------------------------------------------------------------
 Safeco Corp.                                                 700         26,061
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                        1,700         59,789
--------------------------------------------------------------------------------
 Torchmark Corp.                                            1,500         60,960
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. B                                      2,600         41,964
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                     1,200         95,400
                                                                      ----------
                                                                         711,787

--------------------------------------------------------------------------------
 Real Estate--0.9%
 Apartment Investment &
 Management Co.                                               400         15,764
--------------------------------------------------------------------------------
 Simon Property
 Group, Inc.                                                1,800         76,230
                                                                      ----------
                                                                          91,994

--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--2.4%
 Countrywide Financial
 Corp.                                                      1,200         80,172
--------------------------------------------------------------------------------
 Fannie Mae                                                 2,400        153,696
                                                                      ----------
                                                                         233,868

--------------------------------------------------------------------------------
 Health Care--15.4%
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.9%
 St. Jude Medical, Inc. 1                                   1,700         91,205
--------------------------------------------------------------------------------
 Health Care Providers & Services--4.9%
 Aetna, Inc.                                                1,400         86,268
--------------------------------------------------------------------------------
 Cardinal Health, Inc.                                      2,000        109,500
--------------------------------------------------------------------------------
 Cigna Corp.                                                  700         32,746
--------------------------------------------------------------------------------
 Humana, Inc. 1                                             4,700         82,344
--------------------------------------------------------------------------------
 Quintiles Transnational
 Corp. 1                                                    2,900         39,875
--------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                                   2,500        130,225
                                                                      ----------
                                                                         480,958

--------------------------------------------------------------------------------
 Pharmaceuticals--9.6%
 Abbott Laboratories                                        4,000        157,000
--------------------------------------------------------------------------------
 Eli Lilly & Co.                                              800         52,672
--------------------------------------------------------------------------------
 Forest Laboratories, Inc. 1                                1,700         81,396
--------------------------------------------------------------------------------
 Johnson & Johnson                                          5,100        264,129





                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals Continued
 Merck & Co., Inc.                                          3,800     $  210,064
--------------------------------------------------------------------------------
 Pfizer, Inc.                                               5,700        190,152
                                                                      ----------
                                                                         955,413

--------------------------------------------------------------------------------
 Industrials--7.9%
--------------------------------------------------------------------------------
 Building Products--0.4%
 American Standard
 Cos., Inc. 1                                                 600         45,840
--------------------------------------------------------------------------------
 Industrial Conglomerates--5.4%
 3M Co.                                                       900        126,180
--------------------------------------------------------------------------------
 General Electric Co.                                      14,300        406,692
                                                                      ----------
                                                                         532,872

--------------------------------------------------------------------------------
 Machinery--0.8%
 Dover Corp.                                                2,200         80,542
--------------------------------------------------------------------------------
 Road & Rail--1.3%
 CSX Corp.                                                  1,600         50,080
--------------------------------------------------------------------------------
 Norfolk Southern Corp.                                     4,000         76,920
                                                                      ----------
                                                                         127,000

--------------------------------------------------------------------------------
 Information Technology--16.8%
--------------------------------------------------------------------------------
 Communications Equipment--1.1%
 Cisco Systems, Inc. 1                                      2,400         46,848
--------------------------------------------------------------------------------
 JDS Uniphase Corp. 1                                       6,100         18,361
--------------------------------------------------------------------------------
 Motorola, Inc.                                             5,000         45,200
                                                                      ----------
                                                                         110,409

--------------------------------------------------------------------------------
 Computers & Peripherals--5.3%
 Dell, Inc. 1                                               5,500        185,240
--------------------------------------------------------------------------------
 Hewlett-Packard Co.                                        1,800         38,106
 -------------------------------------------------------------------------------
 International Business
 Machines Corp.                                             2,600        211,250
--------------------------------------------------------------------------------
 Lexmark International,
 Inc., Cl. A 1                                              1,200         77,004
--------------------------------------------------------------------------------
 NCR Corp. 1                                                  500         13,785
--------------------------------------------------------------------------------
 Sun Microsystems, Inc. 1                                     400          1,496
                                                                      ----------
                                                                         526,881

--------------------------------------------------------------------------------
 IT Services--2.2%
 Computer Sciences
 Corp. 1                                                    1,300         52,741
--------------------------------------------------------------------------------
 First Data Corp.                                           2,400         90,624
--------------------------------------------------------------------------------
 Unisys Corp. 1                                             5,500         67,430
                                                                      ----------
                                                                         210,795

12  |  OPPENHEIMER TRINITY CORE FUND

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--3.7%
 Intel Corp.                                               11,700     $  291,915
--------------------------------------------------------------------------------
 Micron Technology, Inc. 1                                  5,200         76,128
                                                                      ----------
                                                                         368,043

--------------------------------------------------------------------------------
 Software--4.5%
 Microsoft Corp.                                           14,800        390,720
--------------------------------------------------------------------------------
 Novell, Inc. 1                                             7,400         26,270
--------------------------------------------------------------------------------
 Oracle Corp. 1                                             2,100         25,200
                                                                      ----------
                                                                         442,190

--------------------------------------------------------------------------------
 Materials--3.1%
--------------------------------------------------------------------------------
 Chemicals--1.7%
 Dow Chemical Co.                                           3,900        137,670
--------------------------------------------------------------------------------
 Rohm & Haas Co.                                              800         28,296
                                                                      ----------
                                                                         165,966

--------------------------------------------------------------------------------
 Construction Materials--0.6%
 Vulcan Materials Co.                                       1,500         60,330
--------------------------------------------------------------------------------
 Containers & Packaging--0.6%
 Ball Corp.                                                 1,200         59,640
--------------------------------------------------------------------------------
 Metals & Mining--0.2%
 Worthington Industries,
 Inc.                                                       1,400         20,580
--------------------------------------------------------------------------------
 Telecommunication Services--4.7%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--3.7%
 Citizens Communications
 Co. 1                                                      4,900         58,065
--------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                   7,400        104,488
--------------------------------------------------------------------------------
 Verizon Communications,
 Inc.                                                       5,800        202,188
                                                                      ----------
                                                                         364,741

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.0%
 AT&T Corp.                                                 3,700         78,662
--------------------------------------------------------------------------------
 Nextel Communications,
 Inc., Cl. A 1                                              1,500         27,390
                                                                      ----------
                                                                         106,052



                                                                   Market Value
                                                          Shares     See Note 1
--------------------------------------------------------------------------------
 Utilities--2.5%
--------------------------------------------------------------------------------
 Electric Utilities--1.8%
 Constellation Energy
 Group, Inc.                                               2,000      $  66,800
--------------------------------------------------------------------------------
 FirstEnergy Corp.                                         2,300         79,327
--------------------------------------------------------------------------------
 TXU Corp.                                                 1,700         34,289
                                                                      ----------
                                                                        180,416

--------------------------------------------------------------------------------
 Gas Utilities--0.7%
 Sempra Energy                                             2,328         64,788
                                                                      ----------
 Total Common Stocks
 (Cost $8,826,404)                                                    9,590,538

                 Principal
                    Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--3.2%

 Undivided interest of 0.03% in joint repurchase
 agreement (Principal Amount/Market Value
 $1,000,213,000, with a maturity value of
 $1,000,242,451) with PaineWebber, Inc., 1.06%,
 dated 7/31/03, to be repurchased at $314,009 on
 8/1/03, collateralized by Federal National
 Mortgage Assn., 5%--6%, 6/1/18--5/1/33, with a
 value of $1,022,331,088
 (Cost $314,000)                                        $314,000        314,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $9,140,404)                                         100.1%     9,904,538
--------------------------------------------------------------------------------
 Liabilities in Excess of
 Other Assets                                               (0.1)       (12,690)
                                                          ----------------------
 Net Assets                                                100.0%    $9,891,848
                                                          ======================


Footnotes to Statement of Investments
1. Non-income producing security.

 See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER TRINITY CORE FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003


--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $9,140,404)--see
 accompanying statement                                             $ 9,904,538
--------------------------------------------------------------------------------
 Cash                                                                        77
--------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                                  11,735
 Investments sold                                                         4,379
 Shares of beneficial interest sold                                       1,120
 Other                                                                      478
                                                                    ------------
 Total assets                                                         9,922,327

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Legal, auditing and other professional fees                             11,630
 Shareholder reports                                                      9,315
 Shares of beneficial interest redeemed                                   3,323
 Distribution and service plan fees                                       1,926
 Transfer and shareholder servicing agent fees                            1,568
 Trustees' compensation                                                   1,123
 Registration and filing fees                                               935
 Other                                                                      659
                                                                    ------------
 Total liabilities                                                       30,479

--------------------------------------------------------------------------------
 Net Assets                                                         $ 9,891,848
                                                                    ============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                    $12,096,118
--------------------------------------------------------------------------------
 Accumulated net investment loss                                         (1,080)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions            (2,967,324)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                             764,134
                                                                    ------------
 Net Assets                                                         $ 9,891,848
                                                                    ============


14  |  OPPENHEIMER TRINITY CORE FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $4,943,491 and 665,395 shares of beneficial
 interest outstanding)                                                     $7.43
 Maximum offering price per share (net asset
 value plus sales charge of
 5.75% of offering price)                                                  $7.88
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
  applicable contingent deferred
 sales charge) and offering price per share
 (based on net assets of $2,308,815
 and 321,011 shares of beneficial interest outstanding)                    $7.19
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,748,928 and 242,497 shares of beneficial interest
 outstanding)                                                              $7.21
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $731,904 and 99,058 shares of beneficial interest
 outstanding)                                                              $7.39
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $158,710 and 20,636 shares of beneficial
 interest outstanding)                                                     $7.69


 See accompanying Notes to Financial Statements.




15  |  OPPENHEIMER TRINITY CORE FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003


--------------------------------------------------------------------------------
 Investment Income

 Dividends                                                          $   163,040
--------------------------------------------------------------------------------
 Interest                                                                 6,852
                                                                    ------------
 Total investment income                                                169,892

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                         66,789
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                  9,866
 Class B                                                                 21,334
 Class C                                                                 15,319
 Class N                                                                  2,949
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 32,799
 Class B                                                                 19,053
 Class C                                                                  9,080
 Class N                                                                    950
--------------------------------------------------------------------------------
 Shareholder reports                                                     38,971
--------------------------------------------------------------------------------
 Legal, auditing and other professional fees                             13,116
--------------------------------------------------------------------------------
 Trustees' compensation                                                     524
--------------------------------------------------------------------------------
 Custodian fees and expenses                                                334
--------------------------------------------------------------------------------
 Other                                                                    8,608
                                                                    ------------
 Total expenses                                                         239,692
 Less reduction to custodian expenses                                       (14)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                          (18,801)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                          (12,697)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                           (4,205)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                             (141)
                                                                    ------------
 Net expenses                                                           203,834


--------------------------------------------------------------------------------
 Net Investment Loss                                                    (33,942)


--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                    (1,319,414)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                 2,177,734


--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations               $   824,378
                                                                    ============


 See accompanying Notes to Financial Statements.


16  |  OPPENHEIMER TRINITY CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended July 31,                                               2003              2002
------------------------------------------------------------------------------------------
 Operations

 Net investment loss                                         $  (33,942)       $  (63,886)
------------------------------------------------------------------------------------------
 Net realized loss                                           (1,319,414)         (754,452)
------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation)                                               2,177,734        (1,279,863)
                                                             -----------------------------
 Net increase (decrease) in net assets
 resulting from operations                                      824,378        (2,098,201)

------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial
  interest transactions:
 Class A                                                        261,672           753,354
 Class B                                                        376,428           805,690
 Class C                                                        276,059           429,039
 Class N                                                        554,400           105,713
 Class Y                                                         18,177            65,834

------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                               2,311,114            61,429
------------------------------------------------------------------------------------------
 Beginning of period                                          7,580,734         7,519,305
                                                             -----------------------------
 End of period [including accumulated net investment
 loss of $1,080 and $930, respectively]                      $9,891,848        $7,580,734
                                                             =============================



 See accompanying Notes to Financial Statements.


17  |  OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS


 Class A            Year Ended July 31                                2003          2002       2001    2000 1
------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                $6.80         $8.78     $10.30   $ 10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                         (.01)         (.04)      (.04)      .02
 Net realized and unrealized gain (loss)                               .64         (1.94)     (1.48)      .30
                                                                     ---------------------------------------------
 Total from investment operations                                      .63         (1.98)     (1.52)      .32
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   --            --         --        -- 2
 Dividends in excess of net investment income                           --            --         --      (.02)
                                                                     ---------------------------------------------
 Total dividends and/or distributions to shareholders                   --            --         --      (.02)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $7.43         $6.80      $8.78    $10.30
                                                                     =============================================

------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                   9.27%       (22.55)%   (14.76)%    3.18%

------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                           $4,943        $4,270     $4,737    $5,918
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $4,510        $4,625     $5,173    $3,959
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                        (0.05)%       (0.52)%    (0.40)%    0.14%
 Expenses, gross                                                      2.39%         2.13%      1.68%     1.46%
 Expenses, net                                                        1.97% 5,6     1.95% 5,6  1.68% 5   1.41% 5,7
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               228%          105%       164%      195%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER TRINITY CORE FUND


 Class B            Year Ended July 31                                2003          2002       2001    2000 1
------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                $6.64        $ 8.63     $10.22   $ 10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                  (.04)         (.06)      (.10)     (.02)
 Net realized and unrealized gain (loss)                               .59         (1.93)     (1.49)      .25
                                                                     ---------------------------------------------
 Total from investment operations                                      .55         (1.99)     (1.59)      .23
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   --            --         --        -- 2
 Dividends in excess of net investment income                           --            --         --      (.01)
                                                                     ---------------------------------------------
 Total dividends and/or distributions to shareholders                   --            --         --      (.01)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $7.19         $6.64      $8.63    $10.22
                                                                     =============================================
------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                   8.28%       (23.06)%   (15.56)%    2.31%

------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                           $2,309        $1,770     $1,434    $1,160
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $2,135        $1,736     $1,388    $  386
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                                 (0.81)%       (1.27)%    (1.32)%   (0.73)%
 Expenses, gross                                                      3.33%         2.91%      2.57%     2.33%
 Expenses, net                                                        2.74% 5,6     2.73% 5,6  2.57% 5   2.28% 5,7
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               228%          105%       164%      195%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS  Continued



 Class C            Year Ended July 31                                2003          2002       2001    2000 1
------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                $6.66         $8.65     $10.24   $ 10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                  (.04)         (.07)      (.10)     (.03)
 Net realized and unrealized gain (loss)                               .59         (1.92)     (1.49)      .27
                                                                     ---------------------------------------------
 Total from investment operations                                      .55         (1.99)     (1.59)      .24
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   --            --         --        -- 2
 Dividends in excess of net investment income                           --            --         --        --
                                                                     ---------------------------------------------
 Total dividends and/or distributions to shareholders                   --            --         --        --
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $7.21         $6.66      $8.65    $10.24
                                                                     =============================================

------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                   8.26%       (23.01)%   (15.53)%    2.40%

------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                           $1,749        $1,337     $1,262      $989
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $1,533        $1,348     $1,215      $322
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                                 (0.87)%       (1.29)%    (1.29)%   (0.73)%
 Expenses, gross                                                      3.03%         2.90%      2.59%     2.33%
 Expenses, net                                                        2.76% 5,6     2.72% 5,6  2.59% 5   2.28% 5,7
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               228%          105%       164%      195%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
7. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER TRINITY CORE FUND


 Class N            Year Ended July 31                                2003          2002     2000 1
------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                $6.77         $8.75      $8.89
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                  (.03)         (.05)      (.05)
 Net realized and unrealized gain (loss)                               .65         (1.93)      (.09)
                                                                     ---------------------------------
 Total from investment operations                                      .62         (1.98)      (.14)
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   --            --         --
 Dividends in excess of net investment income                           --            --         --
                                                                     ---------------------------------
 Total dividends and/or distributions to shareholders                   --            --         --
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $7.39         $6.77      $8.75
                                                                     =================================

------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                   9.16%       (22.63)%    (1.58)%

------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                             $732           $82         $1
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                    $592           $71         $1
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                                 (0.26)%       (0.70)%    (1.43)%
 Expenses, gross                                                      2.10%         2.46%      1.75%
 Expenses, net                                                        2.08% 4,5     2.28% 4,5  1.75% 4
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               228%          105%       164%



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER TRINITY CORE FUND

FINANCIAL HIGHLIGHTS  Continued



 Class Y            Year Ended July 31                                2003          2002       2001    2000 1
------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                                $7.00         $8.99     $10.30    $10.00
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                          .01          (.03)      (.02)      .05
 Net realized and unrealized gain (loss)                               .68         (1.96)     (1.29)      .28
                                                                     ---------------------------------------------
 Total from investment operations                                      .69         (1.99)     (1.31)      .33
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                   --            --         --        -- 2
 Dividends in excess of net investment income                           --            --         --      (.03)
                                                                     ---------------------------------------------
 Total dividends and/or distributions to shareholders                   --            --         --      (.03)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $7.69         $7.00      $8.99    $10.30
                                                                     =============================================

------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                   9.86%       (22.14)%   (12.72)%    3.26%

------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                             $159          $121       $ 86        $1
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                    $142          $102       $160        $1
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                                                0.44%         0.04%      0.07%     0.26%
 Expenses, gross                                                      1.44%         3.80%      2.35% 5   1.34%
 Expenses, net                                                        1.44% 6       1.43% 6,7  1.30% 6   1.29% 6,7
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               228%          105%       164%      195%



1. For the period from September 1, 1999 (commencement of operations) to July 31, 2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.
7. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

22  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Trinity Investment Management Corporation, a related party to the Manager.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal.



23  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required, however, during the year ended July 31, 2003, the Fund paid federal excise tax of $27.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                                            Net Unrealized
            Undistributed                                                               Appreciation Based
            Net                 Undistributed                 Accumulated            on Cost of Securities
            Investment              Long-Term                        Loss               for Federal Income
            Income                       Gain          Carryforward 1,2,3                     Tax Purposes
            ----------------------------------------------------------------------------------------------
            $--                           $--                  $2,668,598                         $465,409

1. As of July 31, 2003, the Fund had $2,133,584 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2008        $   41,424
                              2009           111,626
                              2010           969,855
                              2011         1,010,679
                                          ----------
                              Total       $2,133,584
                                          ==========

2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund did not utilize any capital loss carryforwards.
3. As of July 31, 2003, the Fund had $535,014 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


24  |  OPPENHEIMER TRINITY CORE FUND

Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From       To (From)                               Net
                 Ordinary     Capital      Tax Return        Investment
                 Loss     Gain (Loss)      of Capital              Loss
                 ------------------------------------------------------
                 $33,792         $--             $--            $33,765

No distributions were paid during the years ended July 31, 2003 and July 31, 2002.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                     Federal Tax Cost                         $9,439,129
                                                              ==========

                     Gross unrealized appreciation            $  722,459
                     Gross unrealized depreciation              (257,050)
                                                              ----------
                     Net unrealized appreciation              $  465,409
                                                              ==========
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2003, the Fund's projected benefit obligations were increased by $185 and payments of $34 were made to retired trustees, resulting in an accumulated liability of $1,081 as of July 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.



25  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      Year Ended July 31, 2003           Year Ended July 31, 2002
                                    Shares              Amount            Shares           Amount
--------------------------------------------------------------------------------------------------
 Class A
 Sold                            1,257,391         $ 7,963,498           357,407      $ 2,895,526
 Redeemed                       (1,219,581)         (7,701,826)         (269,496)      (2,142,172)
                                ------------------------------------------------------------------
 Net increase                       37,810         $   261,672            87,911      $   753,354
                                ==================================================================

--------------------------------------------------------------------------------------------------
 Class B
 Sold                            1,184,595         $ 7,273,141           170,545      $ 1,354,469
 Redeemed                       (1,130,164)         (6,896,713)          (70,151)        (548,779)
                                ------------------------------------------------------------------
 Net increase                       54,431         $   376,428           100,394      $   805,690
                                ==================================================================

--------------------------------------------------------------------------------------------------
 Class C
 Sold                              258,402         $ 1,636,440           118,519      $   920,001
 Redeemed                         (216,854)         (1,360,381)          (63,389)        (490,962)
                                ------------------------------------------------------------------
 Net increase                       41,548         $   276,059            55,130      $   429,039
                                ==================================================================

--------------------------------------------------------------------------------------------------
 Class N
 Sold                              150,241         $   969,473            42,122      $   349,796
 Redeemed                          (63,326)           (415,073)          (30,091)        (244,083)
                                ------------------------------------------------------------------
 Net increase                       86,915         $   554,400            12,031      $   105,713
                                ==================================================================

--------------------------------------------------------------------------------------------------
 Class Y
 Sold                               14,704         $   101,579            10,433      $    87,052
 Redeemed                          (11,414)            (83,402)           (2,604)         (21,218)
                                ------------------------------------------------------------------
 Net increase                        3,290         $    18,177             7,829      $    65,834
                                ==================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were $21,553,158 and $20,226,791, respectively.


26  |  OPPENHEIMER TRINITY CORE FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended July 31, 2003, the Manager paid $21,572 to the Sub-Advisor for services to the Fund.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $28,967 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                    Aggregate           Class A      Concessions       Concessions       Concessions        Concessions
                    Front-End         Front-End       on Class A        on Class B        on Class C         on Class N
                Sales Charges     Sales Charges           Shares            Shares            Shares             Shares
                   on Class A       Retained by      Advanced by       Advanced by       Advanced by        Advanced by
 Year Ended            Shares       Distributor    Distributor 1     Distributor 1     Distributor 1      Distributor 1
-----------------------------------------------------------------------------------------------------------------------
 July 31, 2003        $14,663            $4,186           $2,413           $22,087            $6,436             $9,090

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                 Class A                 Class B               Class C                Class N
                              Contingent              Contingent            Contingent             Contingent
                                Deferred                Deferred              Deferred               Deferred
                           Sales Charges           Sales Charges         Sales Charges          Sales Charges
                             Retained by             Retained by           Retained by            Retained by
 Year Ended                  Distributor             Distributor           Distributor            Distributor
-------------------------------------------------------------------------------------------------------------
 July 31, 2003                      $158                  $4,817                  $380                 $3,014




27  |  OPPENHEIMER TRINITY CORE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2003, expense under the Class A Plan totaled $9,866, all of which were paid by the Distributor to recipients, which included $289 retained by the Distributor and $484 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                                    Distributor's
                                                               Distributor's            Aggregate
                                                                   Aggregate         Unreimbursed
                                                                Unreimbursed        Expenses as %
                     Total Payments      Amount Retained            Expenses        of Net Assets
                         Under Plan       by Distributor          Under Plan             of Class
-------------------------------------------------------------------------------------------------
 Class B Plan               $21,334              $17,615             $89,063                3.86%
 Class C Plan                15,319                8,031              31,566                 1.80
 Class N Plan                 2,949                2,744              15,119                 2.07


--------------------------------------------------------------------------------
5. Fund Reorganization
On August 29, 2003, Shareholders of Oppenheimer Trinity Core Fund approved a fund reorganization, whereby Shareholders received shares of Oppenheimer Main Street Fund. The reorganization occurred on September 4, 2003.

28 | OPPENHEIMER TRINITY CORE FUND

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Trinity Core Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Trinity Core Fund, including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from September 1, 1999 (commencement of operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Trinity Core Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the period from September 1, 1999 (commencement of operations) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 August 21, 2003

29  |  OPPENHEIMER TRINITY CORE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


30  |  OPPENHEIMER TRINITY CORE FUND

TRUSTEES AND OFFICERS  Unaudited

-----------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with           Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age          Held by Trustee; Number of Portfolios in Fund Complex Currently Overseen by
                                      Trustee

INDEPENDENT                           The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                              Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,                   Of Counsel (since 1993), Hogan & Hartson (a law firm). Other directorships:
Chairman of the Board                 Weyerhaeuser Corp. (since 1999) and Danielson Holding Corp. (since 2002);
of Trustees (since 2003);             formerly a director of Caterpillar, Inc. (1993-December 2002). Oversees 29
Trustee (since 1999)                  portfolios in the OppenheimerFunds complex.
Age: 72

Robert G. Galli,                      A trustee or director of other Oppenheimer funds. Formerly Trustee (May
Trustee (since 1999)                  2000-2002) of Research Foundation of AIMR (investment research, non-profit) and
Age: 69                               Vice Chairman (October 1995-December 1997) of OppenheimerFunds, Inc. (the
                                      Manager). Oversees 39 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths,                 A director (since 1991) of the Institute for Advanced Study, Princeton, N.J., a
Trustee (since 1999)                  director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 64                               Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                      Arts and Sciences (since 1995), American Philosophical Society (since 1996) and
                                      Council on Foreign Relations (since 2002). Formerly a director of Bankers Trust
                                      New York Corporation (1994-1999). Oversees 29 portfolios in the OppenheimerFunds complex.

Joel W. Motley,                       Director (since 2002) Columbia Equity Financial Corp. (privately-held financial
Trustee (since 2002)                  adviser); Managing Director (since 2002) Carmona Motley, Inc. (privately-held
Age: 53                               financial adviser); Formerly he held the following positions: Managing Director
                                      (January 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997), Carmona
                                      Motley & Co. (privately-held financial adviser). Oversees 29 portfolios in the
                                      OppenheimerFunds complex.

Kenneth A. Randall,                   A director of Dominion Resources, Inc. (electric utility holding company) and
Trustee (since 1999)                  Prime Retail, Inc. (real estate investment trust); formerly a director of
Age: 76                               Dominion Energy, Inc. (electric power and oil & gas producer), President and
                                      Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company,
                                      American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                      Company. Oversees 29 portfolios in the OppenheimerFunds complex.

Edward V. Regan,                      President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1999)                  director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 73                               and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                                      Chairman of Municipal Assistance Corporation for the City of New York, New York
                                      State Comptroller and Trustee of New York State and Local Retirement Fund.
                                      Oversees 29 investment companies in the OppenheimerFunds complex.

Russell S. Reynolds, Jr.,             Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1999)                  governance consulting and executive recruiting); a life trustee of International
Age: 71                               House (non-profit educational organization), and a trustee (since 1996) of the
                                      Greenwich Historical Society. Oversees 31 portfolios in the OppenheimerFunds complex.





31  |  OPPENHEIMER TRINITY CORE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

Donald W. Spiro,                      Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the                  (January 1969-August 1999) of the Manager. Oversees 29 portfolios in the
Board of Trustees,                    OppenheimerFunds complex.
Trustee (since 1999)
Age: 77

----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                    The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY
AND OFFICER                           10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                       Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee,                (since September 2000) of the Manager; President and a director or trustee of
Trustee (since 2001)                  other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                               Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                      Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                      Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                      (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                      Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                      of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                      OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                      Corporation (since November 2001), HarbourView Asset Management Corporation and
                                      OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                      2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                      Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                      and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                      Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                      Insurance Company (the Manager's parent company); a director (since June 1995)
                                      of DLB Acquisition Corporation (a holding company that owns the shares of David
                                      L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                      2000-June 2001) of the Manager; President and trustee (November 1999-November
                                      2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                      Insurance Company; President, Chief Executive Officer and director (September
                                      1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                      1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                      wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios in the
                                      OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
OFFICERS                              The address of the Officers in the chart below is as follows: for Mr. Zack, 498
                                      Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way,
                                      Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Brian W. Wixted,                      Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                               Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                      Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                      Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                      OppenheimerFunds plc (offshore fund management subsidiary of the Manager) (since
                                      May 2000) and OFI Institutional Asset Management, Inc. (since November 2000)
                                      (offshore fund management subsidiaries of the Manager); Treasurer and Chief
                                      Financial Officer (since May 2000) of Oppenheimer Trust



32  |  OPPENHEIMER TRINITY CORE FUND

Brian W. Wixted,                      Company (a trust company subsidiary of the Manager); Assistant Treasurer (since
Continued                             March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program
                                      (since April 2000); formerly Principal and Chief Operating Officer (March
                                      1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                      officer of 89 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                       Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                of the Manager; General Counsel and a director (since November 2001) of
Age: 54                               OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                      (since November 2001) of HarbourView Asset Management Corporation; Vice
                                      President and a director (since November 2000) of Oppenheimer Partnership
                                      Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                      November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                      Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                      Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                      Centennial Asset Management Corporation; a director (since November 2001) of
                                      Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                      (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                      (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                      November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                      (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                      2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                      1985-November 2001), Shareholder Financial Services, Inc. (November
                                      1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                      plc (October 1997-November 2001). An officer of 89 portfolios in the
                                      OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.

33  |  OPPENHEIMER TRINITY CORE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)